Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments And Other Receivables
Schedule of Prepayments and other receivables

	2022	2021
	€’000	€’000
Prepayments (1)	2,010	4,575
VAT recoverable (2)	3,669	3,564
Other receivables (3)	2,563	333
Prepayments and other receivables	8,242	8,472

(1)	Prepayments mostly consist of advance payments to vendors for payments relating to inventory and assets under construction ahead of receipt.

(2)	Of this balance, €2.2 million has been received subsequent to year end.

(3)	Included within this caption is the grant receivable recognised as part of property, plant and equipment (€0.8 million), the deferred proceeds (€1.0 million) and security deposit (€0.3 million) paid as part of the sale and leaseback transaction entered into during the year.